Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Depreciation expense	$ 170.0	$ 79.0	$ 230.0	$ 9.5	$ 0.8
Offsets to LNG terminal costs	$ 0.0	$ 82.0	$ 156.1	$ 48.7	$ 0.0
LNG terminal costs [Member] | Minimum
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life			10 years
LNG terminal costs [Member] | Maximum
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life			50 years